PROVISIONS - Schedule of Assumptions Used to Calculate Post-Employment Benefits (Details)	Dec. 31, 2025	Dec. 31, 2024
Nominal discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	11.50%	11.80%
Actual discount rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	7.20%	7.40%
Estimated inflation rate in the long term p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	4.10%	4.10%
HCCTR – Average nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	7.20%	7.20%
HCCTR – Actual nominal inflation rate p.a.
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	3.00%	3.00%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions
Actuarial assumption of discount rates	10.00%	10.00%